Financial Risk Management Objectives and Policies - Summary of Fuel price risk (Details) ¥ in Millions	Dec. 31, 2020 CNY (¥)
Effect Of Change On Other Comprehensive Income If Fuel Hedging Contracts Increase Decrease [Member]
Fuel price risk [Line Items]
Fuel hedging contracts	¥ 62